Fair value measurements (Details) - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt at fair value	$ 3,328.1	$ 3,500.1
Fair value, nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	11,943.5	12,060.9
Goodwill at fair value	8,721.9	8,731.7
Net intangible assets at fair value	3,100.3	3,247.1
Investments	$ 121.3	$ 82.1